Segment Information Operating Results (Parenthetical) (Details) (Personal Lines, Personal Auto, Underwriting Operations)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Personal Lines | Personal Auto | Underwriting Operations
Segment Reporting Information [Line Items]
Personal auto insurance percentage of the total personal lines segment net premiums earned	91.00%	91.00%	91.00%